Note 8 - Leases (Tables)	12 Months Ended
Oct. 31, 2023
Notes Tables
Lessee, Lease Liability, Maturity [Table Text Block]
Fiscal Year	Operating leases	Finance lease
2024	$448,298	$42,868
2025	177,997	42,868
2026	63,644	55,715
Total undiscounted lease payments	689,939	141,451
Present value discount	(47,855)	(10,541)
Total lease liability	$642,084	$130,910